UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Address of principal executive offices) (Zip code)

Reed Keller

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 865-243-8000

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 – June 30, 2013

Item 1. Proxy Voting Record

No votes were cast for the period July 1, 2012 – June 30, 2013.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV Family of Trust

By:	/s/ Reed Keller
Reed Keller, President & Trustee

Date:	August 5, 2013